Cover	May 31, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 31, 2022
Entity File Number	001-40778
Entity Registrant Name	Oxus Acquisition Corp.
Entity Central Index Key	0001852973
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	300/26 Dostyk
Entity Address, Address Line Two	Avenue
Entity Address, City or Town	Almaty
Entity Address, Country	KZ
Entity Address, Postal Zip Code	050020
City Area Code	(727)
Local Phone Number	355-8021
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one class A ordinary share and one Warrant
Title of 12(b) Security	Units, each consisting of one class A ordinary share and one Warrant
Trading Symbol	OXUSU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	OXUS
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	OXUSW
Security Exchange Name	NASDAQ